Fair Value Measurements - Transfers (Details) - Recurring Fair Value Measurements - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale | Fixed maturities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3	$ 210.0	$ 307.8	$ 451.9	$ 188.3	$ 348.8
Transfers out of Level 3 into Level 2	111.6	179.0	289.9	263.8	435.6
Available-for-sale | States and political subdivisions
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3	15.5			12.0	80.3
Transfers out of Level 3 into Level 2				10.2
Available-for-sale | Corporate debt securities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3	58.9	89.5	212.4	176.3	175.8
Transfers out of Level 3 into Level 2		42.9	77.2	35.2
Available-for-sale | Commercial mortgage-backed securities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 3 into Level 2				10.2
Available-for-sale | Collateralized debt obligations
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3					72.1
Transfers out of Level 3 into Level 2		136.1	148.5	180.4	410.6
Available-for-sale | Other debt obligations
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3	135.6	$ 218.3	239.5		20.6
Transfers out of Level 3 into Level 2	$ 111.6		$ 64.2	27.8	$ 25.0
Trading | Fixed maturities
Fair Value Hierarchy Levels Transfers
Transfers out of Level 2 into Level 3				$ 29.0